Significant Events during the Reporting Period (Details) $ / shares in Units, $ in Thousands, $ in Millions				12 Months Ended
	Oct. 22, 2025 USD ($) shares	Oct. 09, 2025	Nov. 17, 2022	Dec. 31, 2025 USD ($) shares	Oct. 23, 2025 USD ($) shares	Oct. 23, 2025 CAD ($) $ / shares shares	Oct. 22, 2025 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Significant Events During the Reporting Period [Line Items]
Shares issued				365,444				57,293	3,739
Consideration shares	3,000,000			18,600,000
Aggregate consideration (in Dollars) | $	$ 321
Share capital percentage			9.33%
Aggregate debt (in Dollars) | $				$ 288				$ 208
Loans provided | $				$ 356
Fair value of common shares deemed issued				18,600,000
Share based compensation expense common shares				3,000,000
Share based compensation expense common shares value (in Dollars) | $				$ 321
Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Equity stake	50.90%
Percentage of issued and outstanding share capital				75.00%
Shares issued				16,000,000			59
Consideration shares	63,300,000
Aggregate debt (in Dollars) | $				$ 10,000
Miza III Ventures Inc [Member] | Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Equity stake		50.90%
Bottom of range [member]
Significant Events During the Reporting Period [Line Items]
Share capital percentage				1.00%
Bottom of range [member] | Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Warrants exercisable							4,000,000
Share capital percentage	75.00%
Top of range [member] | Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Warrants exercisable							48,000,000
Share capital percentage	84.00%
Miza Common Shares [Member]
Significant Events During the Reporting Period [Line Items]
Shares issued				16,000,000
Miza Common Shares [Member] | Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Shares issued				16,000,000	4,000,000	4,000,000
Deemed price per share (in Dollars per share) | $ / shares							$ 0.25
Par value per share (in Dollars per share) | $ / shares						$ 0.25
Warrants [member] | Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Exercisable term	5 years
Warrants [member] | Miza Common Shares [Member] | Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Shares issued							1
Exercise of warrants (in Dollars per share) | $ / shares							$ 0.25
Non-Convertible Loans [Member] | Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Loans provided | $				$ 175
Borrowings Maturity Date				Nov. 22, 2026
Interest rate				7.00%
Unsecured Convertible Loans [Member] | Miza Agreement [Member]
Significant Events During the Reporting Period [Line Items]
Loans provided					$ 716	$ 1
Interest rate					7.00%	7.00%